Time charter revenues and related contract balances (Details Textual) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2018
Interest Income Recognized Finance Component Contract Asset Liability Lease Component	$ 69	$ 212
Time Charter Services [Member]
Reduction for revenue recognized from previous years		1,792
Contract with Customer Repayments of Refund Liabilities to Charterer		$ 3,328